Accounting Policies - Narrative on Revenue Recognition Guidance (Details)	12 Months Ended
Dec. 31, 2016
Maximum | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expected effect on consolidated revenues under new revenue recognition guidance effective in 2018	3.00%